Document And Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Mar. 03, 2017
Document Information [Line Items]
Entity Registrant Name	AVALON HOLDINGS CORP
Entity Central Index Key	0001061069
Trading Symbol	awx
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Public Float		$ 8.7
Document Type	10-K
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Amendment Flag	false
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)		3,191,100
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)		612,231